BUSINESS COMBINATIONS AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
BUSINESS COMBINATIONS AND INVESTMENTS
Summary of purchase price allocation based on the best information available to GFL

The following table presents the purchase price allocation based on the best information available to GFL to date:

	Year ended December 31,
	2023	2022
Net working capital, including cash acquired of $6.9 million and $48.1 million, respectively	$(26.4)	$34.6
Property and equipment	469.5	614.6
Intangible assets	453.3	482.3
Goodwill	529.8	526.4
Lease obligations	(29.7)	(19.3)
Long-term debt	(182.5)	(64.1)
Other long-term liabilities	(1.1)	(8.0)
Landfill closure and post-closure obligations	(18.3)	(34.9)
Deferred income tax liabilities	(83.5)	(52.4)
	1,111.1	1,479.2
Less:Non-controlling interests	—	(6.0)
Net assets acquired	$1,111.1	$1,473.2

Share capital in subsidiary issued	$7.4	$154.5
Cash paid	897.8	1,318.7
Contribution from non-controlling interests	205.9	—
Total Consideration	$1,111.1	$1,473.2

Summary of investments accounted for using the equity method

	December 31, 2023	December 31, 2022
Investment in associates	$229.1	272.1
Investment in joint ventures	89.9	54.5
	$319.0	$326.6